PLX Technology, Inc.
870 Maude Avenue
Sunnyvale, California    94085

June 24, 2005

United States Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

      Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 8-K.

Sincerely,

PLX Technology, Inc.

Rafael Torres
Chief Financial Officer